EARNINGS PER SHARE DATA (Tables)	12 Months Ended
Oct. 26, 2014
EARNINGS PER SHARE DATA
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2014	2013	2012
Basic weighted-average shares outstanding	263,812	264,317	263,466
Dilutive potential common shares	6,404	5,907	5,425
Diluted weighted-average shares outstanding	270,216	270,224	268,891